LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                 COLUMBIA LARGE CAP GROWTH FUND VARIABLE SERIES
                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
                   LIBERTY MONEY MARKET FUND, VARIABLE SERIES
                  (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
      SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES - A

                              ANNUAL EXPENSE RATIO
                                      0.80%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.20%               $10,420.00     $  81.68
 2                     10.25%              $11,025.00                8.58%               $10,857.64     $  85.11
 3                     15.76%              $11,576.25               13.14%               $11,313.66     $  88.69
 4                     21.55%              $12,155.06               17.89%               $11,788.83     $  92.41
 5                     27.63%              $12,762.82               22.84%               $12,283.97     $  96.29
 6                     34.01%              $13,400.96               28.00%               $12,799.89     $ 100.34
 7                     40.71%              $14,071.00               33.37%               $13,337.49     $ 104.55
 8                     47.75%              $14,774.55               38.98%               $13,897.66     $ 108.94
 9                     55.13%              $15,513.28               44.81%               $14,481.36     $ 113.52
 10                    62.89%              $16,288.95               50.90%               $15,089.58     $ 118.28

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 5,089.58
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 989.81

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES - B

                              ANNUAL EXPENSE RATIO
                                      1.05%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                3.95%               $10,395.00     $  107.07
 2                     10.25%              $11,025.00                8.06%               $10,805.60     $  111.30
 3                     15.76%              $11,576.25               12.32%               $11,232.42     $  115.70
 4                     21.55%              $12,155.06               16.76%               $11,676.10     $  120.27
 5                     27.63%              $12,762.82               21.37%               $12,137.31     $  125.02
 6                     34.01%              $13,400.96               26.17%               $12,616.73     $  129.96
 7                     40.71%              $14,071.00               31.15%               $13,115.10     $  135.09
 8                     47.75%              $14,774.55               36.33%               $13,633.14     $  140.43
 9                     55.13%              $15,513.28               41.72%               $14,171.65     $  145.98
 10                    62.89%              $16,288.95               47.31%               $14,731.43     $  151.74

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,731.43
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,282.56

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES - A

                              ANNUAL EXPENSE RATIO
                                      0.73%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.27%               $10,427.00     $  74.56
 2                     10.25%              $11,025.00                8.72%               $10,872.23     $  77.74
 3                     15.76%              $11,576.25               13.36%               $11,336.48     $  81.06
 4                     21.55%              $12,155.06               18.21%               $11,820.54     $  84.52
 5                     27.63%              $12,762.82               23.25%               $12,325.28     $  88.13
 6                     34.01%              $13,400.96               28.52%               $12,851.57     $  91.90
 7                     40.71%              $14,071.00               34.00%               $13,400.33     $  95.82
 8                     47.75%              $14,774.55               39.73%               $13,972.53     $  99.91
 9                     55.13%              $15,513.28               45.69%               $14,569.15     $ 104.18
 10                    62.89%              $16,288.95               51.91%               $15,191.26     $ 108.63

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 5,191.26
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 906.45

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES - B

                              ANNUAL EXPENSE RATIO
                                      0.95%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.05%               $10,405.00     $   96.92
 2                     10.25%              $11,025.00                8.26%               $10,826.40     $  100.85
 3                     15.76%              $11,576.25               12.65%               $11,264.87     $  104.93
 4                     21.55%              $12,155.06               17.21%               $11,721.10     $  109.18
 5                     27.63%              $12,762.82               21.96%               $12,195.80     $  113.61
 6                     34.01%              $13,400.96               26.90%               $12,689.73     $  118.21
 7                     40.71%              $14,071.00               32.04%               $13,203.67     $  122.99
 8                     47.75%              $14,774.55               37.38%               $13,738.42     $  127.97
 9                     55.13%              $15,513.28               42.95%               $14,294.82     $  133.16
 10                    62.89%              $16,288.95               48.74%               $14,873.76     $  138.55

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,873.76
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,166.37

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES - A

                              ANNUAL EXPENSE RATIO
                                      0.75%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.25%               $10,425.00     $  76.59
 2                     10.25%              $11,025.00                8.68%               $10,868.06     $  79.85
 3                     15.76%              $11,576.25               13.30%               $11,329.96     $  83.24
 4                     21.55%              $12,155.06               18.11%               $11,811.48     $  86.78
 5                     27.63%              $12,762.82               23.13%               $12,313.47     $  90.47
 6                     34.01%              $13,400.96               28.37%               $12,836.79     $  94.31
 7                     40.71%              $14,071.00               33.82%               $13,382.35     $  98.32
 8                     47.75%              $14,774.55               39.51%               $13,951.10     $ 102.50
 9                     55.13%              $15,513.28               45.44%               $14,544.02     $ 106.86
 10                    62.89%              $16,288.95               51.62%               $15,162.14     $ 111.40

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 5,162.14
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 930.32

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES - B

                              ANNUAL EXPENSE RATIO
                                      0.90%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.10%               $10,410.00     $   91.85
 2                     10.25%              $11,025.00                8.37%               $10,836.81     $   95.61
 3                     15.76%              $11,576.25               12.81%               $11,281.12     $   99.53
 4                     21.55%              $12,155.06               17.44%               $11,743.65     $  103.61
 5                     27.63%              $12,762.82               22.25%               $12,225.13     $  107.86
 6                     34.01%              $13,400.96               27.26%               $12,726.37     $  112.28
 7                     40.71%              $14,071.00               32.48%               $13,248.15     $  116.89
 8                     47.75%              $14,774.55               37.91%               $13,791.32     $  121.68
 9                     55.13%              $15,513.28               43.57%               $14,356.76     $  126.67
 10                    62.89%              $16,288.95               49.45%               $14,945.39     $  131.86

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,945.39
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,107.84

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES - A

                              ANNUAL EXPENSE RATIO
                                      0.65%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.35%               $10,435.00     $  66.41
 2                     10.25%              $11,025.00                8.89%               $10,888.92     $  69.30
 3                     15.76%              $11,576.25               13.63%               $11,362.59     $  72.32
 4                     21.55%              $12,155.06               18.57%               $11,856.86     $  75.46
 5                     27.63%              $12,762.82               23.73%               $12,372.64     $  78.75
 6                     34.01%              $13,400.96               29.11%               $12,910.85     $  82.17
 7                     40.71%              $14,071.00               34.72%               $13,472.47     $  85.75
 8                     47.75%              $14,774.55               40.59%               $14,058.52     $  89.48
 9                     55.13%              $15,513.28               46.70%               $14,670.07     $  93.37
 10                    62.89%              $16,288.95               53.08%               $15,308.21     $  97.43

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 5,308.21
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 810.44

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES - B

                              ANNUAL EXPENSE RATIO
                                      0.90%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.10%               $10,410.00     $   91.85
 2                     10.25%              $11,025.00                8.37%               $10,836.81     $   95.61
 3                     15.76%              $11,576.25               12.81%               $11,281.12     $   99.53
 4                     21.55%              $12,155.06               17.44%               $11,743.65     $  103.61
 5                     27.63%              $12,762.82               22.25%               $12,225.13     $  107.86
 6                     34.01%              $13,400.96               27.26%               $12,726.37     $  112.28
 7                     40.71%              $14,071.00               32.48%               $13,248.15     $  116.89
 8                     47.75%              $14,774.55               37.91%               $13,791.32     $  121.68
 9                     55.13%              $15,513.28               43.57%               $14,356.76     $  126.67
 10                    62.89%              $16,288.95               49.45%               $14,945.39     $  131.86

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,945.39
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,107.84

LIBERTY MONEY MARKET FUND, VARIABLE SERIES - A

                              ANNUAL EXPENSE RATIO
                                      0.57%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                   BEFORE FEES AND       BALANCE BEFORE        CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                  EXPENSES         FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                4.43%               $10,443.00     $  58.26
 2                     10.25%              $11,025.00                9.06%               $10,905.62     $  60.84
 3                     15.76%              $11,576.25               13.89%               $11,388.74     $  63.54
 4                     21.55%              $12,155.06               18.93%               $11,893.27     $  66.35
 5                     27.63%              $12,762.82               24.20%               $12,420.14     $  69.29
 6                     34.01%              $13,400.96               29.70%               $12,970.35     $  72.36
 7                     40.71%              $14,071.00               35.45%               $13,544.94     $  75.57
 8                     47.75%              $14,774.55               41.45%               $14,144.98     $  78.92
 9                     55.13%              $15,513.28               47.72%               $14,771.60     $  82.41
 10                    62.89%              $16,288.95               54.26%               $15,425.98     $  86.06

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 5,425.98
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 713.60

                                                                   June 30, 2005